OTHER INCOME (EXPENSE) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income Expense Details Narrative
Loss on Acquisition	$ 240,007,725		$ 20,517,084